                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number:                  811-4364

Exact name of registrant as specified in charter:    Voyageur Intermediate Tax
                                                     Free Funds

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             August 31

Date of reporting period:                            November 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 2004
---------------------------------------------

                                                                                                       PRINCIPAL          MARKET
                                                                                                       AMOUNT             VALUE
MUNICIPAL BONDS- 95.04%
Airport Revenue Bonds - 1.21%
Minneapolis/St. Paul Metropolitan Airports Commission Series 14 5.50% 1/1/11 (AMT)                      $750,000           $830,040
                                                                                                                        -----------
                                                                                                                            830,040
                                                                                                                        -----------
Continuing Care/Retirement Revenue Bonds  - 2.26%
Minneapolis Health Care Facilities Revenue (Jones-Harrison Residence Project) 5.90% 10/1/16              125,000            125,066
Oakdale Elderly Housing Revenue (PHM/Oakdale Inc. Project) 5.75% 3/1/18                                1,400,000          1,416,254
                                                                                                                        -----------
                                                                                                                          1,541,320
                                                                                                                        -----------
Escrowed to Maturity Bonds - 5.20%
Metropolitan Council Minneapolis/St. Paul Area Sports Facilities Revenue (Hubert H.
  Humphrey Metrodome) 6.00% 10/1/09                                                                    3,520,000          3,551,152
                                                                                                                        -----------
                                                                                                                          3,551,152
                                                                                                                        -----------
Higher Education Revenue Bonds - 7.99%
Minnesota State Higher Education Facilities Authority (St. Catherine College) Series
  5-N1 5.375% 10/1/32                                                                                  1,000,000          1,027,580
Minnesota State Higher Education Facilities Authority Revenue
  (College of Art & Design)
   Series 5-D 6.625% 5/1/20                                                                            1,000,000          1,088,120
  (University of St. Thomas)
   Series 5-Y 5.25% 10/1/19                                                                              530,000            565,621
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation
  Project) 5.00% 5/1/23                                                                                1,000,000          1,032,160
University of Minnesota Series A
  5.75% 7/1/14                                                                                           500,000            577,705
  5.75% 7/1/16                                                                                         1,000,000          1,166,520
                                                                                                                        -----------
                                                                                                                          5,457,706
                                                                                                                        -----------
Hospital Revenue Bonds - 13.79%
Bemidji Hospital Facilities Revenue (North Country Health Services) 5.00% 9/1/24 (RADIAN)                500,000            512,555
Duluth Economic Development Authority Health Care Facilities Revenue
  Benedictine Health System (St. Mary's Hospital) 5.50% 2/15/23                                        1,000,000          1,036,760
Minneapolis Health Care System Revenue
  (Allina Health Systems)
   Series A 5.75% 11/15/32                                                                             1,500,000          1,573,680
  (Fairview Health Services)
   Series A 5.625% 5/15/32                                                                             2,250,000          2,350,867
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care
   System (Health Partners Obligation Group) 6.00% 12/1/17                                             1,125,000          1,210,489
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
  5.50% 7/1/25                                                                                         1,500,000          1,572,795
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
   Series B 5.85% 11/1/17                                                                              1,160,000          1,166,914
                                                                                                                        -----------
                                                                                                                          9,424,060
                                                                                                                        -----------
Miscellaneous Revenue Bonds - 5.03%
Minneapolis Art Center Facilities Revenue (Walker Art Center Project) 5.125% 7/1/21                    2,250,000          2,351,070
Minneapolis Community Development Agency Supported Revenue Common Bond Fund
  Series 4 6.20% 6/1/17 (AMT)                                                                          1,055,000          1,087,114
                                                                                                                        -----------
                                                                                                                          3,438,184
                                                                                                                        -----------
Multifamily Housing Revenue Bonds - 3.79%
Minneapolis Multifamily Housing Revenue (Trinity Apartments-Section 8) Series A 6.75% 5/1/21           1,945,000          1,856,833
Park Rapids Multifamily Revenue (The Court Apartments Project-Section 8) 6.05% 8/1/12                    775,000            735,080
                                                                                                                        -----------

                                                                                                                          2,591,913
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 2.37%
Edina Housing & Redevelopment Authority Public Project Revenue 5.125% 2/1/19                           1,000,000          1,052,650
Hibbing Economic Development Authority Revenue (Hibbing Lease Obligation) 6.10% 2/1/08                   540,000            564,435
                                                                                                                        -----------
                                                                                                                          1,617,085
                                                                                                                        -----------

Political Subdivision General Obligation Bonds - 7.23%
Dakota County Series A
  4.75% 2/1/17                                                                                         1,000,000          1,039,210
  5.00% 2/1/13                                                                                         1,125,000          1,238,738
Hennepin County Series B 4.75% 12/1/14                                                                 1,000,000          1,054,850
Ramsey County Series B 5.25% 2/1/11                                                                    1,445,000          1,610,958
                                                                                                                        -----------
                                                                                                                          4,943,756
                                                                                                                        -----------
*Pre-Refunded Bonds - 2.57%
Beltrami County Housing & Redevelopment Authority Revenue
  5.90% 2/1/08-05                                                                                        355,000            357,265
  6.00% 2/1/09-05                                                                                        380,000            382,489
  6.00% 2/1/10-05                                                                                        405,000            407,653
  6.10% 2/1/11-05                                                                                        430,000            432,884
Duluth Gross Revenue (Duluth Entertainment) 7.30% 12/1/06-04                                             175,000            178,525
                                                                                                                        -----------
                                                                                                                          1,758,816
                                                                                                                        -----------
Public Power Revenue Bonds - 8.04%
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
  5.00% 1/1/13 (MBIA)                                                                                  2,500,000          2,742,650
  5.25% 1/1/15 (AMBAC)                                                                                   700,000            782,180
  5.25% 1/1/16 (AMBAC)                                                                                   775,000            867,303
#Southern Minnesota Municipal Power Agency Supply System Revenue, Inverse
  Floater ROLs Series II-R 189-1 5.066% 1/1/12                                                         1,000,000          1,099,650
                                                                                                                        -----------
                                                                                                                          5,491,783
                                                                                                                        -----------
School District General Obligation Bonds - 19.27%
Big Lake Independent School District #727 Series C
  5.00% 2/1/16 (FSA)                                                                                   1,180,000          1,260,370
  5.00% 2/1/17 (FSA)                                                                                   1,000,000          1,064,880
Centennial Independent School District #012 Series A
  5.00% 2/1/18 (FSA)                                                                                   1,000,000          1,058,230
  5.00% 2/1/20 (FSA)                                                                                     750,000            787,958
Hopkins Independent School District #270 5.125% 2/1/17 (FGIC)                                          2,000,000          2,142,160
Moorhead Independent School District #152 5.00% 4/1/10 (FGIC)                                          2,585,000          2,831,401
Osseo Independent School District #279 Series A 5.00% 2/1/21 (FSA)                                     1,500,000          1,568,340
South Washington County Independent School District #833 Series B 5.00% 2/1/16 (FSA)                   1,560,000          1,664,832
St. Paul Independent School District 625-B 5.00% 2/1/20 (FSA)                                            750,000            800,805
                                                                                                                        -----------
                                                                                                                         13,178,976
                                                                                                                        -----------
Single Family Housing Revenue Bonds - 2.56%
Minnesota State Housing Finance Agency Residential Housing Series I 5.10% 7/1/20 (AMT)                 1,000,000          1,032,770
Minnesota State Housing Finance Agency Single Family Mortgage Series J 5.90%  7/1/28 (AMT)               700,000            719,824
                                                                                                                        -----------
                                                                                                                          1,752,594
                                                                                                                        -----------
State General Obligation Bonds - 10.54%
Minnesota State 5.00% 8/1/21                                                                           2,550,000          2,698,538
Minnesota State Refunding & Variable Purpose 5.00% 11/1/16                                             4,200,000          4,502,694
                                                                                                                        -----------
                                                                                                                          7,201,232
                                                                                                                        -----------
Territorial General Obligation Bonds - 1.63%
Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A (LOC
   Puerto Rico Government Bank) 5.75% 8/1/27                                                           1,000,000          1,112,100
                                                                                                                        -----------
                                                                                                                          1,112,100
                                                                                                                        -----------
Territorial Revenue Bonds - 1.56%
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series J 5.00% 7/1/28           1,000,000          1,066,190
                                                                                                                        -----------
                                                                                                                          1,066,190
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $63,283,149)                                                                                 64,956,907
                                                                                                                        -----------
SHORT-TERM INVESTMENTS- 4.84%
Money Market - 1.62%
Federated Minnesota Municipal Cash Trust                                                               1,104,950          1,104,950
                                                                                                                        -----------
                                                                                                                          1,104,950
                                                                                                                        -----------
**Variable Rate Demand Notes - 3.22%
Minneapolis Library 1.54% 12/1/32 (SPA Dexia Credit Local)                                             2,200,000          2,200,000
                                                                                                                        -----------
                                                                                                                          2,200,200
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS (COST $3,304,950)                                                                            3,304,950
                                                                                                                        -----------
TOTAL MARKET VALUE OF SECURITIES - 99.88%
   (cost $66,588,099)                                                                                                    68,261,857
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.12%                                                          83,745
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 6,314,435 SHARES OUTSTANDING - 100.00%                                                         $68,345,602
                                                                                                                        -----------

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**Variable Rate Notes. The interest rate shown is the rate as of November 30, 2004.
#An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of November 30, 2004

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs
SPA - Stand-by Purchase Agreement
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyager Intermediate Tax-Free Funds - Delaware Tax-Free Minnesota Intermediate Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments         $66,588,099
                                      -----------
Aggregate unrealized appreciation       1,943,801
Aggregate unrealized depreciation        (270,043)
                                      -----------
Net unrealized appreciation           $ 1,673,758
                                      -----------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $2,074,511 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $383,330 expires in 2008, $1,440,485 expires in 2009, $4,037 expires in 2010 and $246,659 expires in 2011.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

--------------------------------------------------------------------------------

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Voyageur Intermediate Tax Free Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Jude T. Driscoll
-----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 28, 2005

                                  CERTIFICATION

I, Joseph H. Hastings, certify that:

1. I have reviewed this report on Form N-Q of Voyageur Intermediate Tax Free Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Joseph H. Hastings
-----------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    January 28, 2005

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYAGEUR INTERMEDIATE TAX FREE FUNDS



         Jude T. Driscoll
-----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 28, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



         Jude T. Driscoll
-----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 28, 2005


         Joseph H. Hastings
-----------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    January 28, 2005